Investments - Net Realized and Unrealized Investment Gains and Losses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net realized and unrealized investment gains and losses
Gains on sales of fixed maturity securities	$ 38	$ 11	$ 135	$ 20	$ 19	$ 3	$ 56
Gains on sales of equity securities		18	64	421	4,287	802	592
Total realized gains	38	29	199	441	4,306	805	648
Losses on sales of fixed maturity securities	(1)	(102)	(70)	(257)	(418)	(48)
Losses on sales of equity securities	(21)	(229)	(174)	(4,287)	(421)	(149)	(149)
Total realized losses	(22)	(331)	(244)	(4,544)	(839)	(197)	(149)
Net realized investment losses	16	(302)	(45)	(4,103)	3,467	608	499
Net unrealized gains (losses) on equity securities	345	1,638	3,310	5,072	(6,036)
Net realized and unrealized gains (losses) on investments	361	1,336	3,265	969	(2,569)	608	499
Proceeds from sales of fixed maturity securities
Proceeds from the sale of fixed maturity securities	$ 28,800	$ 32,400	$ 87,541	$ 61,871	$ 81,215	$ 28,628	$ 18,984